Fair Value Measurements (Details 2) (Warrant obligation [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant obligation [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Balance	$ 1,255	$ 0
Liability for warrant obligation		1,415
Unrealized gain for change in the fair value of the warrant included in earnings		(160)
Gain for expiration of the warrant included in earnings	(1,255)
Balance	0	1,255
The amount of total gain in 2013 included in earnings attributable to the change in unrealized gain relating to assets and liabilities still held at December 31, 2013		$ 160